UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00862

The Growth Fund of America

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2017

Michael W. Stockton

The Growth Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

The Growth Fund of America®

Investment portfolio

November 30, 2017

unaudited

Common stocks 90.71% Information technology 27.08%	Shares	Value (000)
Alphabet Inc., Class C1	4,155,253	$4,244,217
Alphabet Inc., Class A1	2,730,470	2,829,231
Broadcom Ltd.	17,739,428	4,930,497
Microsoft Corp.	57,428,100	4,833,723
Facebook, Inc., Class A1	18,285,000	3,239,736
ASML Holding NV (New York registered)	8,518,000	1,495,079
ASML Holding NV2	6,729,442	1,183,196
Apple Inc.	12,233,700	2,102,361
Samsung Electronics Co., Ltd.2	693,700	1,629,858
Samsung Electronics Co., Ltd., nonvoting preferred2	98,800	192,120
MasterCard Inc., Class A	11,476,800	1,726,914
Taiwan Semiconductor Manufacturing Co., Ltd.2	162,335,000	1,222,135
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	8,743,800	346,254
Visa Inc., Class A	13,452,000	1,514,561
Alibaba Group Holding Ltd. (ADR)1	8,083,200	1,431,373
Intel Corp.	22,752,000	1,020,200
Arista Networks, Inc.1	3,639,993	848,555
Oracle Corp.	16,912,896	829,747
FleetCor Technologies, Inc.1,3	4,522,700	822,543
Vantiv, Inc., Class A1,3	10,575,000	793,125
Activision Blizzard, Inc.	11,615,900	724,832
Applied Materials, Inc.	11,840,000	624,797
Skyworks Solutions, Inc.	5,940,000	622,156
Accenture PLC, Class A	3,650,000	540,237
Intuit Inc.	3,407,335	535,701
TE Connectivity Ltd.	5,618,000	530,564
ServiceNow, Inc.1	4,263,000	524,349
Nintendo Co., Ltd.2	1,205,200	489,310
Amphenol Corp., Class A	5,253,279	475,895
CommScope Holding Co., Inc.1,3	12,327,945	443,683
Symantec Corp.	14,361,000	416,038
Qorvo, Inc.1	5,336,243	408,649
Hexagon AB, Class B2	7,412,135	364,301
Adobe Systems Inc.1	2,000,000	362,940
Square, Inc., Class A1	8,787,000	344,626
Xilinx, Inc.	4,750,000	330,173
Fiserv, Inc.1	2,475,000	325,339
Murata Manufacturing Co., Ltd.2	2,248,100	306,139
Flex Ltd.1	16,933,000	305,979
Texas Instruments Inc.	2,900,000	282,141
Jack Henry & Associates, Inc.	2,301,000	265,351
Paycom Software, Inc.1,3	3,135,516	257,112
Akamai Technologies, Inc.1	4,086,600	227,951
salesforce.com, inc.1	2,067,469	215,678
NVIDIA Corp.	870,500	174,718
VeriSign, Inc.1	1,445,000	166,320
Autodesk, Inc.1	890,000	97,633

The Growth Fund of America — Page 1 of 11

unaudited

Common stocks Information technology (continued)	Shares	Value (000)
Cloudera, Inc.1	5,687,631	$90,035
Sabre Corp.	4,318,245	85,976
Finisar Corp.1	2,603,000	52,086
Viavi Solutions Inc.1	4,496,600	42,133
		47,868,267
Consumer discretionary 20.45%
Amazon.com, Inc.1	10,284,240	12,101,979
Netflix, Inc.1,3	22,546,471	4,229,267
Home Depot, Inc.	19,536,100	3,512,982
NIKE, Inc., Class B	31,477,000	1,901,840
Priceline Group Inc.1	1,008,570	1,754,619
Comcast Corp., Class A	39,674,000	1,489,362
Charter Communications, Inc., Class A1	4,435,200	1,446,807
Twenty-First Century Fox, Inc., Class A	38,278,400	1,222,612
MGM Resorts International	27,135,000	925,846
Starbucks Corp.	15,449,200	893,273
Marriott International, Inc., Class A	6,318,594	802,461
Ulta Beauty, Inc.1,3	3,095,000	686,193
Aramark3	13,075,000	556,995
CBS Corp., Class B	9,560,000	535,934
Sony Corp.2	9,400,000	437,563
BorgWarner Inc.	7,625,000	424,560
Time Warner Inc.	4,000,000	366,040
AutoNation, Inc.1,3	6,000,000	332,220
Naspers Ltd., Class N2	1,171,000	314,165
ServiceMaster Global Holdings, Inc.1	6,030,000	294,746
Viacom Inc., Class B	10,032,819	284,129
Norwegian Cruise Line Holdings Ltd.1	5,155,000	279,195
Grupo Televisa, SAB, ordinary participation certificates (ADR)	12,550,700	234,196
D.R. Horton, Inc.	4,000,000	204,000
Hermès International2	253,000	133,365
Wyndham Worldwide Corp.	1,010,000	113,514
Altice NV, Class A1,2	13,062,823	103,273
Luxottica Group SpA2	1,630,000	94,816
Domino’s Pizza, Inc.	492,800	91,740
Toll Brothers, Inc.	1,700,000	85,561
Cable One, Inc.	121,600	83,516
Publicis Groupe SA2	1,058,107	70,279
Newell Brands Inc.	1,651,650	51,152
Sturm, Ruger & Co., Inc.3	932,460	51,052
Graham Holdings Co., Class B	48,868	28,495
LKQ Corp.1	470,000	18,527
	102,000	6,381
		36,162,655
Health care 12.38%
UnitedHealth Group Inc.	21,013,205	4,794,583
AbbVie Inc.	23,390,657	2,267,022
Illumina, Inc.1,3	8,051,971	1,852,195
Thermo Fisher Scientific Inc.	8,420,000	1,623,039
Amgen Inc.	6,777,940	1,190,613
Stryker Corp.	6,989,514	1,090,364
Aetna Inc.	5,371,000	967,747
Boston Scientific Corp.1	35,265,000	926,764

The Growth Fund of America — Page 2 of 11

unaudited

Common stocks Health care (continued)	Shares	Value (000)
Humana Inc.	3,498,000	$912,488
Abbott Laboratories	15,636,974	881,456
Express Scripts Holding Co.1	13,488,200	879,161
BioMarin Pharmaceutical Inc.1	8,133,515	697,856
WellCare Health Plans, Inc.1,3	2,852,000	607,448
Bluebird Bio, Inc.1	2,262,153	390,900
Regeneron Pharmaceuticals, Inc.1	1,000,000	361,860
Vertex Pharmaceuticals Inc.1	2,260,200	326,124
Teva Pharmaceutical Industries Ltd. (ADR)	20,744,000	307,426
Gilead Sciences, Inc.	3,894,240	291,211
Hologic, Inc.1	6,375,000	265,965
Mettler-Toledo International Inc.1	300,000	188,763
Grifols, SA, Class B, preferred nonvoting, non-registered shares2	7,740,000	176,145
PerkinElmer, Inc.	1,935,000	142,571
Johnson & Johnson	1,000,000	139,330
ResMed Inc.	1,510,000	128,954
Ultragenyx Pharmaceutical Inc.1,3	2,547,479	128,622
athenahealth, Inc.1	954,500	126,844
Incyte Corp.1	916,000	90,675
Juno Therapeutics, Inc.1	1,110,000	60,628
ACADIA Pharmaceuticals Inc.1	1,260,000	38,115
Acerta Pharma BV1,2,4,5	273,779,325	28,090
		21,882,959
Financials 8.87%
Berkshire Hathaway Inc., Class A1	5,543	1,615,785
Berkshire Hathaway Inc., Class B1	5,704,508	1,101,027
American International Group, Inc.	25,242,273	1,513,527
Goldman Sachs Group, Inc.	5,589,800	1,384,258
Wells Fargo & Co.	20,745,100	1,171,476
Charles Schwab Corp.	15,763,500	769,101
Capital One Financial Corp.	7,760,000	713,920
JPMorgan Chase & Co.	5,722,000	598,063
AIA Group Ltd.2	71,400,000	581,976
HDFC Bank Ltd.2	14,293,408	411,321
HDFC Bank Ltd. (ADR)	1,612,000	156,525
CME Group Inc., Class A	3,507,000	524,437
Chubb Ltd.	3,206,100	487,680
Arch Capital Group Ltd.1	4,657,000	440,971
Legal & General Group PLC2	111,984,892	404,815
CIT Group Inc.3	8,038,000	400,614
First Republic Bank	3,737,200	357,052
KKR & Co. LP	16,635,660	331,382
BlackRock, Inc.	589,000	295,201
Credit Suisse Group AG2	17,317,837	293,638
Onex Corp.	3,700,000	267,545
Progressive Corp.	4,925,000	261,911
Fannie Mae1	67,083,000	202,591
Federal Home Loan Mortgage Corp.1	68,082,000	200,842
Barclays PLC2	75,000,000	195,536
SVB Financial Group1	675,000	153,657
Citigroup Inc.	1,841,000	138,995
Royal Bank of Canada	1,500,000	117,254
UBS Group AG2	6,765,666	116,944
Signature Bank1	821,970	112,840

The Growth Fund of America — Page 3 of 11

unaudited

Common stocks Financials (continued)	Shares	Value (000)
Bank of Ireland Group PLC1,2	14,006,667	$109,617
Leucadia National Corp.	3,453,292	90,856
Webster Financial Corp.	1,471,000	84,391
Financial Engines, Inc.	2,526,212	70,481
		15,676,229
Energy 6.50%
EOG Resources, Inc.	25,015,908	2,559,628
Concho Resources Inc.1,3	10,576,819	1,479,274
Schlumberger Ltd.	15,229,484	957,173
Canadian Natural Resources, Ltd.	25,116,565	851,917
Pioneer Natural Resources Co.	5,069,000	790,967
Halliburton Co.	15,208,700	635,419
Reliance Industries Ltd.2	30,680,854	440,621
Enbridge Inc. (CAD denominated)	8,686,786	327,568
Enbridge Inc.2,6	2,564,213	89,121
Chevron Corp.	3,200,000	380,768
Apache Corp.	9,000,000	376,470
Noble Energy, Inc.	12,889,603	338,997
Suncor Energy Inc.	9,337,595	323,883
Cimarex Energy Co.	2,157,056	250,456
Seven Generations Energy Ltd., Class A1	16,466,834	225,148
Royal Dutch Shell PLC, Class B2	2,535,910	82,228
Royal Dutch Shell PLC, Class B (ADR)	928,800	61,245
Royal Dutch Shell PLC, Class A2	1,595,444	50,911
Royal Dutch Shell PLC, Class A (ADR)	147,930	9,485
Tourmaline Oil Corp.1	11,085,000	199,163
Centennial Resource Development, Inc., Class A1,6	7,763,967	157,531
Centennial Resource Development, Inc., Class A1	456,777	9,268
Cabot Oil & Gas Corp.	4,530,000	131,143
Murphy Oil Corp.	4,474,500	125,062
Weatherford International PLC1	35,827,617	118,231
Plains GP Holdings, LP, Class A	4,423,974	91,090
CNX Resources Corp. 1	6,235,000	86,978
TOTAL SA2	1,335,684	75,413
BP PLC2	8,091,584	53,565
BP PLC (ADR)	299,765	12,011
Hess Corp.	1,350,696	61,970
Golar LNG Ltd.	2,478,173	61,236
Range Resources Corp.	2,000,000	36,040
Southwestern Energy Co.1	5,114,548	32,529
CONSOL Energy Inc.1	779,375	17,146
Chesapeake Energy Corp.1	140,000	570
		11,500,225
Industrials 4.89%
CSX Corp.	27,469,166	1,531,406
TransDigm Group Inc.3	2,605,000	739,273
Ryanair Holdings PLC (ADR)1	4,924,758	600,525
Boeing Co.	1,658,100	458,962
Union Pacific Corp.	3,477,982	439,965
General Dynamics Corp.	2,049,000	424,471
Lockheed Martin Corp.	1,192,000	380,391
Delta Air Lines, Inc.	6,749,000	357,157
Fortive Corp.	4,598,650	343,289

The Growth Fund of America — Page 4 of 11

unaudited

Common stocks Industrials (continued)	Shares	Value (000)
Rolls-Royce Holdings PLC1,2	28,236,369	$327,386
MTU Aero Engines AG2	1,819,559	327,231
Old Dominion Freight Line, Inc.	2,418,123	312,518
Norfolk Southern Corp.	1,872,000	259,515
Nielsen Holdings PLC	6,509,500	239,029
Caterpillar Inc.	1,690,000	238,543
Textron Inc.	3,925,000	218,662
United Continental Holdings, Inc.1	3,002,944	190,146
IDEX Corp.	1,400,000	189,798
Johnson Controls International PLC	4,442,500	167,216
On Assignment, Inc.1	2,101,000	134,380
FedEx Corp.	552,000	127,766
Raytheon Co.	610,000	116,602
J.B. Hunt Transport Services, Inc.	1,034,125	114,933
United Technologies Corp.	855,000	103,840
Northrop Grumman Corp.	315,000	96,831
Meggitt PLC2	14,486,455	95,229
Oshkosh Corp.	622,983	56,093
Cummins Inc.	322,000	53,903
		8,645,060
Consumer staples 3.69%
Philip Morris International Inc.	14,742,496	1,514,792
Costco Wholesale Corp.	5,929,817	1,093,636
Coca-Cola Co.	15,920,000	728,658
Constellation Brands, Inc., Class A	2,988,000	650,159
Kraft Heinz Co.	5,666,000	461,042
Kerry Group PLC, Class A2	3,437,604	360,195
Herbalife Ltd.1,3	4,655,869	326,563
Glanbia PLC2	13,668,044	254,589
Associated British Foods PLC2	5,990,700	237,863
Pinnacle Foods Inc.	3,995,000	232,629
Pernod Ricard SA2	1,414,000	220,636
Nestlé SA2	2,387,600	204,419
Coca-Cola European Partners PLC	3,136,700	122,300
Kroger Co.	2,824,500	73,042
Avon Products, Inc.1	21,720,000	43,006
		6,523,529
Materials 2.13%
DowDuPont Inc.	13,342,435	960,122
Vale SA, ordinary nominative	29,809,294	319,998
Vale SA, ordinary nominative (ADR)	12,226,513	130,824
First Quantum Minerals Ltd.3	37,626,524	432,509
Freeport-McMoRan Inc.1	28,318,100	394,188
Sherwin-Williams Co.	839,000	335,113
Praxair, Inc.	1,938,161	298,322
Celanese Corp., Series A	2,570,000	275,607
Rio Tinto PLC2	4,682,000	221,922
BHP Billiton PLC2	7,481,000	136,033
Teck Resources Ltd., Class B	5,599,000	128,632
Nitto Denko Corp.2	1,099,925	108,703
Ardagh Group SA, Class A3	1,018,438	20,226
		3,762,199

The Growth Fund of America — Page 5 of 11

unaudited

Common stocks Real estate 0.78%	Shares	Value (000)
American Tower Corp. REIT	4,621,060	$665,109
Equinix, Inc. REIT	1,058,139	491,495
Iron Mountain Inc. REIT	5,000,000	204,350
Weyerhaeuser Co. REIT1	422,321	14,942
		1,375,896
Telecommunication services 0.53%
T-Mobile US, Inc.1	10,243,705	625,583
Zayo Group Holdings, Inc.1	8,703,000	307,564
		933,147
Miscellaneous 3.41%
Other common stocks in initial period of acquisition		6,035,597
Total common stocks (cost: $82,562,197,000)		160,365,763
Preferred securities 0.24% Financials 0.23%
Fannie Mae, Series T, 8.25% noncumulative1	16,836,326	101,523
Fannie Mae, Series S, 8.25% noncumulative1	13,058,886	87,364
Fannie Mae, Series O, 7.00% noncumulative1	6,592,272	66,582
Fannie Mae, Series R, 7.625%1	3,695,715	21,176
Federal Home Loan Mortgage Corp., Series Z, 8.375%1	19,262,173	128,094
Federal Home Loan Mortgage Corp., Series X, 6.02%1	239,000	1,171
		405,910
Miscellaneous 0.01%
Other preferred securities in initial period of acquisition		13,498
Total preferred securities (cost: $467,893,000)		419,408
Rights & warrants 0.13% Financials 0.13%
JP Morgan Chase & Co., warrants, expire 20181	3,716,000	235,446
Total rights & warrants (cost: $97,540,000)		235,446
Convertible stocks 0.07% Consumer discretionary 0.07%
Uber Technologies, Inc., Series F, convertible preferred2,4,5	2,884,815	125,230
Total convertible stocks (cost: $114,350,000)		125,230
Bonds, notes & other debt instruments 0.15% U.S. Treasury bonds & notes 0.11% U.S. Treasury 0.11%	Principal?amount (000)
U.S. Treasury 1.00% 2018	$ 50,000	49,808
U.S. Treasury 1.625% 2026	149,700	140,950
Total U.S. Treasury bonds & notes		190,758

The Growth Fund of America — Page 6 of 11

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes 0.04% Consumer staples 0.04%	Principal?amount (000)	Value (000)
Herbalife Ltd., Term Loan, (3-month USD-LIBOR + 5.50%) 6.85% 20233,7,8,9	$77,930	$78,008
Total corporate bonds & notes		78,008
Total bonds, notes & other debt instruments (cost: $277,231,000)		268,766
Short-term securities 8.57%
3M Co. 1.15% due 12/5/20176	50,000	49,992
Apple Inc. 1.25%–1.27% due 1/2/2018–2/13/20186	263,600	263,093
Bank of New York Mellon Corp. 1.21% due 1/22/2018	100,000	99,805
CAFCO, LLC 1.32%–1.41% due 12/11/2017–2/12/20186	125,000	124,774
Chariot Funding, LLC 1.40%–1.50% due 12/20/2017–4/9/20186	329,300	327,875
Chevron Corp. 1.38% due 5/7/20186	70,000	69,583
Ciesco LLC 1.50% due 4/9/20186	41,250	41,015
Cisco Systems, Inc. 1.18%–1.23% due 12/13/2017–1/17/20186	225,700	225,468
Coca-Cola Co. 1.14%–1.32% due 12/5/2017–3/13/20186	378,200	377,607
Eli Lilly and Co. 1.24% due 1/10/20186	70,000	69,903
ExxonMobil Corp. 1.12%–1.13% due 12/13/2017–1/16/2018	150,000	149,879
Fannie Mae 1.01%–1.24% due 12/18/2017–2/14/2018	242,133	241,813
Federal Farm Credit Banks 1.16%–1.43% due 3/15/2018–8/16/2018	737,000	730,445
Federal Home Loan Bank 1.00%–1.28% due 12/1/2017–3/14/2018	4,380,050	4,374,467
Freddie Mac 1.08%–1.29% due 1/26/2018–5/4/2018	1,222,100	1,217,731
GE Capital Treasury Services (U.S.) LLC 1.21%–1.36% due 12/13/2017–3/7/2018	100,000	99,791
General Electric Co. 1.10% due 12/1/2017	900	900
Hershey Co. 1.15% due 12/14/20176	50,000	49,978
Honeywell International Inc. 1.14% due 12/8/20176	50,000	49,987
IBM Corp. 1.21%–1.26% due 12/28/2017–12/29/20176	100,000	99,906
IBM Credit Corp. 1.16% due 12/12/20176	40,000	39,985
John Deere Canada ULC 1.26% due 1/16/20186	50,000	49,918
John Deere Capital Corp. 1.35% due 1/23/20186	50,000	49,899
Microsoft Corp. 1.22%–1.35% due 1/9/2018–3/6/20186	300,000	299,326
Paccar Financial Corp. 1.23% due 1/11/2018	13,000	12,980
PepsiCo Inc. 1.10%–1.20% due 12/4/2017–1/8/20186	148,700	148,652
Pfizer Inc. 1.22%–1.30% due 1/10/2018–2/7/20186	225,000	224,564
Private Export Funding Corp. 1.37% due 5/2/20186	20,000	19,873
Procter & Gamble Co. 1.20%–1.29% due 1/9/2018–2/22/20186	220,000	219,573
Qualcomm Inc. 1.21%–1.22% due 1/9/2018–1/10/20186	80,900	80,782
U.S. Bank, N.A. 1.31%–1.43% due 2/2/2018–4/25/2018	150,000	150,001
U.S. Treasury Bills 1.01%–1.41% due 12/7/2017–5/31/2018	4,820,900	4,808,036
Wal-Mart Stores, Inc. 1.15%–1.17% due 12/5/2017–12/20/20176	195,000	194,920
Walt Disney Co. 1.20%–1.22% due 1/19/2018–2/6/20186	190,000	189,606
Total short-term securities (cost: $15,154,352,000)		15,152,127
Total investment securities 99.87% (cost: $98,673,563,000)		176,566,740
Other assets less liabilities 0.13%		223,170
Net assets 100.00%		$176,789,910

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

The Growth Fund of America — Page 7 of 11

unaudited

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended November 30, 2017, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend or interest income (000)	Value of affiliates at 11/30/2017 (000)
Common stocks 8.01%
Information technology 1.31%
FleetCor Technologies, Inc.1	4,522,700	—	—	4,522,700	$—	$1,508,541	$668,113	$822,543
Vantiv, Inc., Class A1	6,695,787	3,879,213	—	10,575,000	—	1,374,732	665,969	793,125
CommScope Holding Co., Inc.1	12,327,945	—	—	12,327,945	—	36,121	—	443,683
Paycom Software, Inc.1	3,135,516	—	—	3,135,516	—	23,171	—	257,112
								2,316,463
Consumer discretionary 3.31%
Netflix, Inc.1	23,435,808	—	889,337	22,546,471	84,787	217,330	—	4,229,267
Ulta Beauty, Inc.1	3,095,000	—	—	3,095,000	—	2,166	—	686,193
Aramark	11,995,000	1,080,000	—	13,075,000	—	984,122	478,026	556,995
AutoNation, Inc.1	6,000,000	—	—	6,000,000	—	60,000	—	332,220
Sturm, Ruger & Co., Inc.	932,460	—	—	932,460	—	8,346	196	51,052
BorgWarner Inc.10	10,607,259	—	2,982,259	7,625,000	(6,053)	95,471	1,296	—
MGM Resorts International10	29,550,000	—	2,415,000	27,135,000	16,580	10,069	3,251	—
ServiceMaster Global Holdings, Inc.1,10	6,877,000	—	847,000	6,030,000	6,678	3,589	—	—
								5,855,727
Health care 1.46%
Illumina, Inc.1	8,001,089	657,824	606,942	8,051,971	85,780	115,842	—	1,852,195
WellCare Health Plans, Inc.1	2,852,000	—	—	2,852,000	—	109,260	—	607,448
Ultragenyx Pharmaceutical Inc.1	2,004,353	543,126	—	2,547,479	—	485,752	247,214	128,622
								2,588,265
Financials 0.23%
CIT Group Inc.	8,038,000	—	—	8,038,000	—	40,110	1,286	400,614
Energy 0.84%
Concho Resources Inc.1	9,803,819	773,000	—	10,576,819	—	294,176	—	1,479,274
Industrials 0.42%
TransDigm Group Inc.	2,605,000	—	—	2,605,000	—	108,967	8,596	739,273
Consumer staples 0.18%
Herbalife Ltd.1	4,718,000	—	62,131	4,655,869	888	4,816	—	326,563
Materials 0.26%
First Quantum Minerals Ltd.	37,773,886	5,529,524	5,676,886	37,626,524	(36,471)	7,719	—	432,509
Ardagh Group SA, Class A	1,018,438	—	—	1,018,438	—	(947)	143	20,226
								452,735
Total common stocks								14,158,914

The Growth Fund of America — Page 8 of 11

unaudited

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend or interest income (000)	Value of affiliates at 11/30/2017 (000)
Bonds, notes & other debt instruments 0.04%
Consumer staples 0.04%
Herbalife Ltd., Term Loan, (3-month USD-LIBOR + 5.50%) 6.85% 20237,8,9	$98,125,000	—	$20,195,000	$77,930,000	$115	$(833)	$1,628	$78,008
Total 8.05%					$152,304	$5,488,520	$2,075,718	$14,236,922

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Security did not produce income during the last 12 months.
2	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $14,206,434,000, which represented 8.04% of the net assets of the fund. This amount includes $13,551,583,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
3	Represents an affiliated company as defined under the Investment Company Act of 1940.
4	Value determined using significant unobservable inputs.
5	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
6	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,512,931,000, which represented 1.99% of the net assets of the fund.
7	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $78,008,000, which represented .04% of the net assets of the fund.
8	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
9	Coupon rate may change periodically.
10	Unaffiliated issuer at 11/30/2017.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Uber Technologies, Inc., Series F, convertible preferred	5/22/2015	$114,350	$125,230.07%
Acerta Pharma BV	5/7/2015	15,750	28,090.02
Total private placement securities		$ 130,100	$153,320.09%

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

The Growth Fund of America — Page 9 of 11

unaudited

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market

The Growth Fund of America — Page 10 of 11

unaudited

participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of November 30, 2017 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$42,481,208	$5,387,059	$—	$47,868,267
Consumer discretionary	35,009,194	1,153,461	—	36,162,655
Health care	21,678,724	176,145	28,090	21,882,959
Financials	13,562,382	2,113,847	—	15,676,229
Energy	10,708,366	791,859	—	11,500,225
Industrials	7,895,214	749,846	—	8,645,060
Consumer staples	5,245,827	1,277,702	—	6,523,529
Materials	3,295,541	466,658	—	3,762,199
Real estate	1,375,896	—	—	1,375,896
Telecommunication services	933,147	—	—	933,147
Miscellaneous	4,099,060	1,936,537	—	6,035,597
Preferred securities	419,408	—	—	419,408
Rights & warrants	235,446	—	—	235,446
Convertible stocks	—	—	125,230	125,230
Bonds, notes & other debt instruments	—	268,766	—	268,766
Short-term securities	—	15,152,127	—	15,152,127
Total	$146,939,413	$29,474,007	$153,320	$176,566,740

*	Securities with a value of $13,551,583,000, which represented 7.67% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
LIBOR = London Interbank Offered Rate

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-005-0118O-S60682	The Growth Fund of America — Page 11 of 11

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GROWTH FUND OF AMERICA

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: January 26, 2018

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: January 26, 2018